Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Manufacturing and processing profits deduction	(0.30%)	(0.30%)
Foreign rate differentials	(2.90%)	(0.40%)
Losses not benefited	0.80%	1.60%
Utilization of losses previously not benefited	(0.40%)	(0.10%)
Earnings of equity accounted investees	(1.60%)	(1.40%)
Tax on repatriation of foreign earnings	2.70%	1.40%
Valuation allowance on deferred tax assets	(1.80%)	(0.10%)
US tax reform	0.40%	(0.80%)
Research and development tax credits	(1.70%)	(1.20%)
Reserve for uncertain tax positions	(1.50%)	(0.20%)
Non-deductible foreign exchange losses	0.40%	0.30%
Impairment of investments	0.60%	0.10%
Others	(0.20%)	(0.60%)
Effective income tax rate	21.00%	24.80%